Consolidated Statement of Stockholders’ Equity (Parentheticals) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Net of in offering costs	$ 23,070	$ 1,059,505